TRADE AND AMOUNTS RECEIVABLE (Schedule of allowance for expected credit losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TRADE AND AMOUNTS RECEIVABLE
Trade receivable beginning balance	$ (1,252)	$ 0
Current period additions for expected credit losses	(2,002)	(1,252)
Write-offs charges against allowance	205	0
Recoveries collected	50	0
Foreign exchange impacts	11	0
Trade Receivable, Ending balance	$ (2,988)	$ (1,252)